Land Use Rights, Net	6 Months Ended
Mar. 31, 2024
Land Use Rights, Net [Abstract]
LAND USE RIGHTS, NET

NOTE 7 – LAND USE RIGHTS, NET

Land use rights as of March 31, 2024 and September 30, 2023 consisted of the following:

	March 31,	September 30,
	2024	2023
	(Unaudited)
Land use rights, at cost	$1,752,534	$1,734,351
Less: accumulated amortization	(300,319)	(252,756)
Total land use rights, net	$1,452,215	$1,481,595

Amortization expense for land use rights were $45,000 and $44,917 for the six months ended March 31, 2024 and 2023 respectively. For the six months ended March 31, 2024 and 2023, the Company recorded no impairment for land use rights, nor pledged land use rights to secure bank loans.

Estimated future amortization expense for land use rights is as follows as of March 31, 2024:

12 months ended March 31,	Amortization expense

2025	$89,828
2026	89,828
2027	89,828
2028	89,828
2029	89,828
Thereafter	1,003,075
Total	$1,452,215